Notes payable - Summary of unsecured senior notes (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 800
Notes payable | ¥	¥ 3,390		¥ 3,497
Senior Notes Tranch one [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 300
Notes payable | ¥	¥ 0		0
Interest rate	1.375%	1.375%
Borrowings maturity	2025
Senior Notes Tranch Two [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 500
Notes payable | ¥	¥ 3,390		¥ 3,497
Interest rate	2.00%	2.00%
Borrowings maturity	2030